Equity Compensation - Stock Options Transactions (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Jul. 21, 2021
Shares Subject to Options
Outstanding beginning balance (in shares)
Granted (in shares)	849,233
Outstanding ending balance (in shares)	849,233
Vested and expected to vest at the end of the period (in shares)	849,233
Weighted Average Exercise Price per Share
Outstanding beginning balance (in dollars per share)
Granted (in dollars per share)	9.55
Outstanding ending balance (in dollars per share)	9.55
Vested and expected to vest at the end of the period (in dollars per shares)	$ 9.55
Weighted Average Remaining Contractual Life (Years)
Outstanding balance (in years)	9 years 7 months 6 days
Vested and expected to vest (in year)	9 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding, intrinsic value	$ 2,598,653.0	$ 75.0
Vested and expected to vest at the end of the period	$ 2,598,653.0